Consolidated Balance Sheets - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Current Assets
Cash and cash equivalents	$ 371,762	$ 132,253	$ 2,455,061
Prepaid expenses	2,333	13,566	11,024
Account receivable	8,120		137,700
Related party receivable		1,439	87,581
Subscription receivable		87,239	61,500
Interest receivable			26,240
Other receivable		644,785
Total Current Assets	382,215	879,282	2,779,106
Fixed assets, net		17,128	16,408
Leasehold improvement, net		36,577	85,345
Right of use operating lease assets, net	1,069,557	47,827	126,354
Intangible assets, net	3,513,272	3,998,805	175,000
Long-term prepayment	1,796,265	761,600	1,742,080
Other assets	45,241	16,508	18,427
TOTAL ASSETS		5,757,727	4,942,720
Current Liabilities
Accounts payable and accrued liabilities	333,905	118,283	359,475
Related party payable	1,049,341	933,434	5,504
Current portion of obligations under operating leases	229,014	48,226	73,664
Convertible note and derivative liability			438,921
Due to shareholder	25,088	2,347	476
Tax payable			56,750
Other payable	3,827	3,827	3,584
Dividend payable	5,119	1,834
Total Current Liabilities	1,646,294	1,107,951	938,374
Obligations under operating leases, non-current	920,900		48,249
Total Liabilities	2,567,194	1,107,951	986,623
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;
Common stock, $0.001 par value, 1,000,000,000 shares authorized; 226,589,735 and 46,661,417 shares issued and outstanding, as of August 31, 2021 and August 31, 2020, respectively	327,842	226,590	46,661
Additional paid-in capital	12,595,751	11,009,517	7,271,983
Accumulated deficit	(8,366,088)	(6,578,978)	(2,970,881)
Unearned shareholders’ compensation	(304,750)	(7,473)	(391,666)
Total Stockholders’ Equity	4,253,159	4,649,776	3,956,097
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	6,820,353	5,757,727	4,942,720
Preferred Class A [Member]
Current Liabilities
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;	100	100
Preferred Class B [Member]
Current Liabilities
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;	20	20
Preferred Class C [Member]
Current Liabilities
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;	284
Preferred Class D [Member]
Current Liabilities
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;